Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,176	$ 1,840
Cost of sales	889	1,541
Gross profit	287	299
Operating expenses:
Research and development	1,655	1,730
Sales and marketing	2,125	2,792
General and administrative	4,752	5,875
Total operating expenses	8,532	10,397
Loss from operations	(8,245)	(10,098)
Other income:
Interest income	1	2
Total other income	1	2
Net loss before income taxes	$ (8,244)	$ (10,096)
Net loss per share - basic	$ (10.4)	$ (104.32)
Net loss per share - diluted	$ (10.4)	$ (104.32)
Weighted-average number of shares - basic	793,043	96,778
Weighted-average number of shares - diluted	793,043	96,778